Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Content producers
Marketable Securities
Equity securities without readily determinable fair value	¥ 55,010,748	¥ 109,138,724
Technology and software companies
Marketable Securities
Equity securities without readily determinable fair value	45,724,440	45,052,097
Others
Marketable Securities
Equity securities without readily determinable fair value	24,141,925	24,489,229
Nanshan Stellar Investment LLP ("Nanshan LLP")
Marketable Securities
Equity securities without readily determinable fair value	¥ 124,877,113	¥ 178,680,050